Financial risk management objectives and policies - Currency risk (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) R$ / € R$ / $	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)
Financial risk management objectives and policies
Total debt denominated in local currency	R$ 3,489.9		R$ 4,034.5
Currency risk
Financial risk management objectives and policies
Maximum derivative financial instruments hedging period	12 months
US dollar denominated working capital loans were swapped to local currency	R$ 1,383.7
Total debt denominated in foreign currency	R$ 1,226.1
Total debt denominated in foreign currency (as a percent)	35.10%
Total debt denominated in local currency	R$ 2,263.8
Total debt denominated in local currency (as a percent)	64.90%
Currency risk | NDF contracts
Financial risk management objectives and policies
Notional amount | $		$ 80
Currency risk | U.S.dollar
Financial risk management objectives and policies
Net exposure	R$ 73.4		(674.1)
Exchange rate | R$ / $	3.3080
Currency risk | U.S.dollar | Total assets
Financial risk management objectives and policies
Net exposure	R$ 1,879.7		1,619.1
Currency risk | U.S.dollar | Cash and cash equivalents and short-term Investments
Financial risk management objectives and policies
Net exposure	278.2		144.6
Currency risk | U.S.dollar | Security deposits and maintenance reserves
Financial risk management objectives and policies
Net exposure	1,237.4		1,061.1
Currency risk | U.S.dollar | Financial instruments
Financial risk management objectives and policies
Net exposure	49.5		322.3
Currency risk | U.S.dollar | Other assets
Financial risk management objectives and policies
Net exposure	314.6		91.1
Currency risk | U.S.dollar | Total liabilities
Financial risk management objectives and policies
Net exposure	3,030.3		2,553.9
Currency risk | U.S.dollar | Accounts payable
Financial risk management objectives and policies
Net exposure	255.6		313.5
Currency risk | U.S.dollar | Loans and financing
Financial risk management objectives and policies
Net exposure	2,609.8		2,143.7
Currency risk | U.S.dollar | Other liabilities
Financial risk management objectives and policies
Net exposure	164.9		96.7
Currency risk | U.S.dollar | NDF contracts
Financial risk management objectives and policies
Net exposure	1,224.0		260.7
Currency risk | Euro
Financial risk management objectives and policies
Net exposure	R$ 836.0		597.7
Exchange rate | R$ / €	3.9693
Currency risk | Euro | Total assets
Financial risk management objectives and policies
Net exposure	R$ 836.0		752.1
Currency risk | Euro | Long-term investments
Financial risk management objectives and policies
Net exposure	R$ 836.0		752.1
Currency risk | Euro | Total liabilities
Financial risk management objectives and policies
Net exposure			154.4
Currency risk | Euro | Purchase of TAP Convertible Bonds option issued
Financial risk management objectives and policies
Net exposure			R$ 154.4
Percentage one | Currency risk | U.S.dollar
Financial risk management objectives and policies
Exposure exchange rate, increase in risk component	4.135%
Exposure exchange rate, decrease in risk component	2.481%
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 18.4
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (18.4)
Percentage one | Currency risk | Euro
Financial risk management objectives and policies
Exposure exchange rate, increase in risk component	4.9616%
Exposure exchange rate, decrease in risk component	2.977%
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 209.0
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (209.0)
Percentage two | Currency risk | U.S.dollar
Financial risk management objectives and policies
Exposure exchange rate, increase in risk component	4.962%
Exposure exchange rate, decrease in risk component	1.654%
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 36.7
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (36.7)
Percentage two | Currency risk | Euro
Financial risk management objectives and policies
Exposure exchange rate, increase in risk component	5.954%
Exposure exchange rate, decrease in risk component	1.9847%
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 418.0
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (418.0)